[TEXT]

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D. C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/99

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	William A. Womack
Address:	1667 Lelia Drive, Suite 101
		Jackson, MS 39216

13F File Number: 28-7122

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lits, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		William A. Womack
Title:	President
Phone:	601-965-0111
Signature, Place, Date of Signing:
		William A. Womack		Jackson, MS		November 5, 1999

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ] 	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Entry Total:	$100,873,000

List of Other Included Managers:		None

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INFORMATION TABLE

Name of 	Title	Cusip		Fair		Shares	Invt	Sole
Issuer	of	Number	Market	of Prin	Discr	Authority
		Class			Value		Amount

Action Per	Com	004933107	2201000.00	104800	sole	104800
Agco Corp	Com	001084102	2417000.00	185900	sole	185900
Ames Dept	Com	030789507	3086000.00	97000		sole	97000
ATS Medical	Com	002083103	1337000.00	134500	sole	134500
Bluestone	Com	09623P102	2000.00	100		sole	100
Caremark	Com	141705103	1997000.00	347300	sole	347300
CBRL Group	Com	12489V106	2811000.00	182100	sole	182100
CEC Entert	Com	125137109	4951000.00	138000	sole	138000
Chesapeake	Com	165167107	248000.00	64000		sole	64000
Clayton	Com	184190106	2128000.00	244900	sole	244900
Datastream	Com	238124101	2710000.00	206500	sole	206500
Dycom Ind	Com	267475101	2152000.00	51000		sole	51000
Goody's	Com	382588101	2447000.00	303500	sole	303500
Gulf Island	Com	402307102	2342000.00	179300	sole	179300
Hain Foods	Com	405219106	2150000.00	87300		sole	87300
Hollywood	Com	436141105	1364000.00	91300		sole	91300
Horizon Ph	Com	439902107	574000.00	187300	sole	187300
JB Hunt	Com	445658107	2731000.00	197700	sole	197700
Ind Energy	Com	45384X108	143000.00	7500		sole	7500
Infocure	Com	45665A108	94000.00	5000		sole	5000
Insight Ent	Com	45765U103	3373000.00	104200	sole	104200
ITC Delta	Com	45031T104	2684000.00	97600		sole	97600
Laser Vis	Com	51807H100	1690000.00	120700	sole	120700
Loislaw.com	Com	541431102	12000.00	800		sole	800
Mastec	Com	576323109	3421000.00	116200	sole	116200
McDermott	Com	580037109	2460000.00	121500	sole	121500
Micro Ware	Com	59501B105	1610000.00	133500	sole	133500
Morgan Keeg	Com	617410105	2559000.00	150000	sole	150000
N2H2 Inc	Com	67019F104	294000.00	30000		sole	30000
Neotherape	Com	640656104	919000.00	82600		sole	82600
Ocean Energ	Com	67481E106	2857000.00	280400	sole	280400
Office Max	Com	67622M108	1727000.00	297100	sole	297100
Park Place	Com	700690100	125000.00	10000		sole	10000
Power One	Com	739308104	1301000.00	51000		sole	51000
PSS World	Com	69366A100	2191000.00	246000	sole	246000
Rainbow	Com	750857104	1188000.00	132000	sole	132000
Rare Hosp	Com	753820109	2965000.00	138700	sole	138700
Res-Care	Com	760943100	1352000.00	79500		sole	79500
Ruby Tues	Com	781182100	2525000.00	129500	sole	129500
Santa Fe	Com	80218K105	2224000.00	247100	sole	247100
Shopko	Com	824911101	87000.00	3000		sole	3000
Shopnow.com	Com	82508R105	12000.00	1000		sole	1000
Sonic		Com	835451105	1792000.00	59000		sole	59000
SteinMart	Com	858375108	3114000.00	437000	sole	437000
T Rowe Pric	Com	741477103	3078000.00	112200	sole	112200
Terex		Com	880779103	4750000.00	150800	sole	150800
THQ Inc	Com	872443403	4481000.00	103900	sole	103900
Tidewater	Com	886423102	638000.00	25000		sole	25000
Trans World	Com	89336Q100	2205000.00	173800	sole	173800
Transcoast	Com	893537100	1211000.00	213000	sole	213000
Trico Mar	Com	896106101	249000.00	30000		sole	30000
US Web	Com	917327108	1211000.00	35300		sole	35300
World Acc	Com	98141A101	2685000.00	242700	sole	242700

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